RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Accrued Compensation
	June 30, 2016	December 31, 2015
Wages	$1,411,821	$1,178,909
Vacation	198,292	170,371
Payroll taxes on the above	112,405	93,510
Total	1,722,518	1,442,790
Classified as long-term	(906,928)	(906,928)
Accrued compensation	$815,590	$535,862

	2015	2014
Wages	$1,178,909	$791,987
Vacation	170,371	114,941
Payroll taxes on the above	93,510	-
Total	1,442,790	906,928
Classified as long-term	(906,928)	(906,928)
Accrued compensation	$535,862	$-